Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST II
Entity Central Index Key	0000743861
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000001809 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Fund
Class Name	Class A
Trading Symbol	FIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class A/FIDAX)	$148	1.21%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Financial Industries Fund (Class A/FIDAX) returned 45.28% (excluding sales charges) for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials sectors.
TOP PERFORMANCE CONTRIBUTORS
Banks | Banks continued to exhibit solid profitability with healthy capital and liquidity, and credit costs remained low. This was the strongest industry contributing to fund performance with its holdings in M&T Bank Corp., Citigroup, Inc., and East West Bancorp, Inc.
Capital markets | Another contributing industry to performance was capital markets which had healthy performance from alternative asset managers KKR & Company, Inc. and Ares Management Corp.
TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a small number of individual securities finished with losses, including Adyen NV, Markel Group, Inc. and Flagstar Financial, Inc.
Industries | Diversified financial services and real estate investment trusts contributed the least to fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class A/FIDAX)	38.04%	8.37%	7.75%
Financial Industries Fund (Class A/FIDAX)—excluding sales charge	45.28%	9.49%	8.30%
S&P 500 Index	38.02%	15.27%	13.00%
S&P 500 Financials Index	46.35%	12.46%	11.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 493,970,846
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,608,198
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$493,970,846%
Total number of portfolio holdings	$53%
Total advisory fees paid (net)	$3,608,198%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	4.1%
Bank of America Corp.	3.3%
East West Bancorp, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Synovus Financial Corp.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
The Allstate Corp.	3.0%
Citigroup, Inc.	3.0%
Wells Fargo & Company	3.0%

Industry Composition
Banks	39.2%
Insurance	22.2%
Capital markets	21.4%
Financial services	8.5%
Consumer finance	5.9%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
M&T Bank Corp.	4.1%
Bank of America Corp.	3.3%
East West Bancorp, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Synovus Financial Corp.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
The Allstate Corp.	3.0%
Citigroup, Inc.	3.0%
Wells Fargo & Company	3.0%

C000001811 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Fund
Class Name	Class C
Trading Symbol	FIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class C/FIDCX)	$241	1.97%

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Financial Industries Fund (Class C/FIDCX) returned 44.21% (excluding sales charges) for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials sectors.
TOP PERFORMANCE CONTRIBUTORS
Banks | Banks continued to exhibit solid profitability with healthy capital and liquidity, and credit costs remained low. This was the strongest industry contributing to fund performance with its holdings in M&T Bank Corp., Citigroup, Inc., and East West Bancorp, Inc.
Capital markets | Another contributing industry to performance was capital markets which had healthy performance from alternative asset managers KKR & Company, Inc. and Ares Management Corp.
TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a small number of individual securities finished with losses, including Adyen NV, Markel Group, Inc. and Flagstar Financial, Inc.
Industries | Diversified financial services and real estate investment trusts contributed the least to fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class C/FIDCX)	43.21%	8.66%	7.50%
Financial Industries Fund (Class C/FIDCX)—excluding sales charge	44.21%	8.66%	7.50%
S&P 500 Index	38.02%	15.27%	13.00%
S&P 500 Financials Index	46.35%	12.46%	11.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 493,970,846
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,608,198
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$493,970,846%
Total number of portfolio holdings	$53%
Total advisory fees paid (net)	$3,608,198%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	4.1%
Bank of America Corp.	3.3%
East West Bancorp, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Synovus Financial Corp.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
The Allstate Corp.	3.0%
Citigroup, Inc.	3.0%
Wells Fargo & Company	3.0%

Industry Composition
Banks	39.2%
Insurance	22.2%
Capital markets	21.4%
Financial services	8.5%
Consumer finance	5.9%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
M&T Bank Corp.	4.1%
Bank of America Corp.	3.3%
East West Bancorp, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Synovus Financial Corp.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
The Allstate Corp.	3.0%
Citigroup, Inc.	3.0%
Wells Fargo & Company	3.0%

C000173131 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Fund
Class Name	Class I
Trading Symbol	JFIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class I/JFIFX)	$119	0.97%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Financial Industries Fund (Class I/JFIFX) returned 45.56% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials sectors.
TOP PERFORMANCE CONTRIBUTORS
Banks | Banks continued to exhibit solid profitability with healthy capital and liquidity, and credit costs remained low. This was the strongest industry contributing to fund performance with its holdings in M&T Bank Corp., Citigroup, Inc., and East West Bancorp, Inc.
Capital markets | Another contributing industry to performance was capital markets which had healthy performance from alternative asset managers KKR & Company, Inc. and Ares Management Corp.
TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a small number of individual securities finished with losses, including Adyen NV, Markel Group, Inc. and Flagstar Financial, Inc.
Industries | Diversified financial services and real estate investment trusts contributed the least to fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class I/JFIFX)	45.56%	9.74%	8.52%
S&P 500 Index	38.02%	15.27%	13.00%
S&P 500 Financials Index	46.35%	12.46%	11.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 493,970,846
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,608,198
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$493,970,846%
Total number of portfolio holdings	$53%
Total advisory fees paid (net)	$3,608,198%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	4.1%
Bank of America Corp.	3.3%
East West Bancorp, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Synovus Financial Corp.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
The Allstate Corp.	3.0%
Citigroup, Inc.	3.0%
Wells Fargo & Company	3.0%

Industry Composition
Banks	39.2%
Insurance	22.2%
Capital markets	21.4%
Financial services	8.5%
Consumer finance	5.9%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
M&T Bank Corp.	4.1%
Bank of America Corp.	3.3%
East West Bancorp, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Synovus Financial Corp.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
The Allstate Corp.	3.0%
Citigroup, Inc.	3.0%
Wells Fargo & Company	3.0%

C000128459 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class NAV)	$106	0.86%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Financial Industries Fund (Class NAV) returned 45.67% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials sectors.
TOP PERFORMANCE CONTRIBUTORS
Banks | Banks continued to exhibit solid profitability with healthy capital and liquidity, and credit costs remained low. This was the strongest industry contributing to fund performance with its holdings in M&T Bank Corp., Citigroup, Inc., and East West Bancorp, Inc.
Capital markets | Another contributing industry to performance was capital markets which had healthy performance from alternative asset managers KKR & Company, Inc. and Ares Management Corp.
TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a small number of individual securities finished with losses, including Adyen NV, Markel Group, Inc. and Flagstar Financial, Inc.
Industries | Diversified financial services and real estate investment trusts contributed the least to fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class NAV)	45.67%	9.87%	8.71%
S&P 500 Index	38.02%	15.27%	13.00%
S&P 500 Financials Index	46.35%	12.46%	11.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 493,970,846
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,608,198
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$493,970,846%
Total number of portfolio holdings	$53%
Total advisory fees paid (net)	$3,608,198%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	4.1%
Bank of America Corp.	3.3%
East West Bancorp, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Synovus Financial Corp.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
The Allstate Corp.	3.0%
Citigroup, Inc.	3.0%
Wells Fargo & Company	3.0%

Industry Composition
Banks	39.2%
Insurance	22.2%
Capital markets	21.4%
Financial services	8.5%
Consumer finance	5.9%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
M&T Bank Corp.	4.1%
Bank of America Corp.	3.3%
East West Bancorp, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Synovus Financial Corp.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
The Allstate Corp.	3.0%
Citigroup, Inc.	3.0%
Wells Fargo & Company	3.0%

C000178763 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Fund
Class Name	Class R6
Trading Symbol	JFDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class R6/JFDRX)	$106	0.86%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Financial Industries Fund (Class R6/JFDRX) returned 45.81% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials sectors.
TOP PERFORMANCE CONTRIBUTORS
Banks | Banks continued to exhibit solid profitability with healthy capital and liquidity, and credit costs remained low. This was the strongest industry contributing to fund performance with its holdings in M&T Bank Corp., Citigroup, Inc., and East West Bancorp, Inc.
Capital markets | Another contributing industry to performance was capital markets which had healthy performance from alternative asset managers KKR & Company, Inc. and Ares Management Corp.
TOP PERFORMANCE DETRACTORS
Specific holdings | While all of the fund’s major segments were positive, a small number of individual securities finished with losses, including Adyen NV, Markel Group, Inc. and Flagstar Financial, Inc.
Industries | Diversified financial services and real estate investment trusts contributed the least to fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class R6/JFDRX)	45.81%	9.87%	8.59%
S&P 500 Index	38.02%	15.27%	13.00%
S&P 500 Financials Index	46.35%	12.46%	11.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 493,970,846
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,608,198
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$493,970,846%
Total number of portfolio holdings	$53%
Total advisory fees paid (net)	$3,608,198%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	4.1%
Bank of America Corp.	3.3%
East West Bancorp, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Synovus Financial Corp.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
The Allstate Corp.	3.0%
Citigroup, Inc.	3.0%
Wells Fargo & Company	3.0%

Industry Composition
Banks	39.2%
Insurance	22.2%
Capital markets	21.4%
Financial services	8.5%
Consumer finance	5.9%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
M&T Bank Corp.	4.1%
Bank of America Corp.	3.3%
East West Bancorp, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Synovus Financial Corp.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
The Allstate Corp.	3.0%
Citigroup, Inc.	3.0%
Wells Fargo & Company	3.0%

C000001813 [Member]
Shareholder Report [Line Items]
Fund Name	Regional Bank Fund
Class Name	Class A
Trading Symbol	FRBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class A/FRBAX)	$155	1.22%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Regional Bank Fund (Class A/FRBAX) returned 53.63% (excluding sales charges) for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and a resilient U.S. economy. AI optimism fueled gains in stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials.
TOP PERFORMANCE CONTRIBUTORS
Regional banks | Regional banks continued to exhibit solid profitability with healthy capital and liquidity levels, while maintaining low credit levels. This sub-industry was the strongest contributor to fund performance with its holdings in M&T Bank Corp., Citizens Financial Group, Inc. and Huntington Bancshares, Inc.
Diversified banks | Another sub-industry that contributed to performance was diversified banks, which benefited from the same tailwinds that supported regional bank performance. The larger diversified banks that made the most substantial contributions to performance included Fifth Third Bancorp, JPMorgan Chase & Co., and KeyCorp.
TOP PERFORMANCE DETRACTORS
Specific holdings | While regional bank holdings within the fund largely outperformed, a few individual securities finished with losses, including Flagstar Financial, Riverview Bancorp, Inc. and California BanCorp.
Sub-industry | The total contribution of diversified banks to the fund’s performance lagged relative to regional banks although each of the fund’s holdings within this sub-industry provided positive returns.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class A/FRBAX)	45.97%	5.55%	7.86%
Regional Bank Fund (Class A/FRBAX)—excluding sales charge	53.63%	6.63%	8.42%
S&P 500 Index	38.02%	15.27%	13.00%
S&P Regional Banks Select Industry Index	53.97%	5.19%	6.82%
S&P Composite 1500 Banks Index	62.87%	8.18%	9.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 845,873,246
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 6,045,913
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$845,873,246%
Total number of portfolio holdings	$106%
Total advisory fees paid (net)	$6,045,913%
Portfolio turnover rate	$3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.3%
Huntington Bancshares, Inc.	2.7%
Citizens Financial Group, Inc.	2.6%
Regions Financial Corp.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Fifth Third Bancorp	2.5%
JPMorgan Chase & Co.	2.4%
U.S. Bancorp	2.4%
KeyCorp	2.2%
Zions Bancorp NA	2.1%

Industry Composition
Banks	99.4%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
M&T Bank Corp.	3.3%
Huntington Bancshares, Inc.	2.7%
Citizens Financial Group, Inc.	2.6%
Regions Financial Corp.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Fifth Third Bancorp	2.5%
JPMorgan Chase & Co.	2.4%
U.S. Bancorp	2.4%
KeyCorp	2.2%
Zions Bancorp NA	2.1%

C000001815 [Member]
Shareholder Report [Line Items]
Fund Name	Regional Bank Fund
Class Name	Class C
Trading Symbol	FRBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class C/FRBCX)	$247	1.96%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Regional Bank Fund (Class C/FRBCX) returned 52.46% (excluding sales charges) for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and a resilient U.S. economy. AI optimism fueled gains in stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials.
TOP PERFORMANCE CONTRIBUTORS
Regional banks | Regional banks continued to exhibit solid profitability with healthy capital and liquidity levels, while maintaining low credit levels. This sub-industry was the strongest contributor to fund performance with its holdings in M&T Bank Corp., Citizens Financial Group, Inc. and Huntington Bancshares, Inc.
Diversified banks | Another sub-industry that contributed to performance was diversified banks, which benefited from the same tailwinds that supported regional bank performance. The larger diversified banks that made the most substantial contributions to performance included Fifth Third Bancorp, JPMorgan Chase & Co., and KeyCorp.
TOP PERFORMANCE DETRACTORS
Specific holdings | While regional bank holdings within the fund largely outperformed, a few individual securities finished with losses, including Flagstar Financial, Riverview Bancorp, Inc. and California BanCorp.
Sub-industry | The total contribution of diversified banks to the fund’s performance lagged relative to regional banks although each of the fund’s holdings within this sub-industry provided positive returns.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class C/FRBCX)	51.46%	5.86%	7.65%
Regional Bank Fund (Class C/FRBCX)—excluding sales charge	52.46%	5.86%	7.65%
S&P 500 Index	38.02%	15.27%	13.00%
S&P Regional Banks Select Industry Index	53.97%	5.19%	6.82%
S&P Composite 1500 Banks Index	62.87%	8.18%	9.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 845,873,246
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 6,045,913
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$845,873,246%
Total number of portfolio holdings	$106%
Total advisory fees paid (net)	$6,045,913%
Portfolio turnover rate	$3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.3%
Huntington Bancshares, Inc.	2.7%
Citizens Financial Group, Inc.	2.6%
Regions Financial Corp.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Fifth Third Bancorp	2.5%
JPMorgan Chase & Co.	2.4%
U.S. Bancorp	2.4%
KeyCorp	2.2%
Zions Bancorp NA	2.1%

Industry Composition
Banks	99.4%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
M&T Bank Corp.	3.3%
Huntington Bancshares, Inc.	2.7%
Citizens Financial Group, Inc.	2.6%
Regions Financial Corp.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Fifth Third Bancorp	2.5%
JPMorgan Chase & Co.	2.4%
U.S. Bancorp	2.4%
KeyCorp	2.2%
Zions Bancorp NA	2.1%

C000173132 [Member]
Shareholder Report [Line Items]
Fund Name	Regional Bank Fund
Class Name	Class I
Trading Symbol	JRBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class I/JRBFX)	$122	0.96%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Regional Bank Fund (Class I/JRBFX) returned 54.00% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and a resilient U.S. economy. AI optimism fueled gains in stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials.
TOP PERFORMANCE CONTRIBUTORS
Regional banks | Regional banks continued to exhibit solid profitability with healthy capital and liquidity levels, while maintaining low credit levels. This sub-industry was the strongest contributor to fund performance with its holdings in M&T Bank Corp., Citizens Financial Group, Inc. and Huntington Bancshares, Inc.
Diversified banks | Another sub-industry that contributed to performance was diversified banks, which benefited from the same tailwinds that supported regional bank performance. The larger diversified banks that made the most substantial contributions to performance included Fifth Third Bancorp, JPMorgan Chase & Co., and KeyCorp.
TOP PERFORMANCE DETRACTORS
Specific holdings | While regional bank holdings within the fund largely outperformed, a few individual securities finished with losses, including Flagstar Financial, Riverview Bancorp, Inc. and California BanCorp.
Sub-industry | The total contribution of diversified banks to the fund’s performance lagged relative to regional banks although each of the fund’s holdings within this sub-industry provided positive returns.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class I/JRBFX)	54.00%	6.92%	8.67%
S&P 500 Index	38.02%	15.27%	13.00%
S&P Regional Banks Select Industry Index	53.97%	5.19%	6.82%
S&P Composite 1500 Banks Index	62.87%	8.18%	9.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 845,873,246
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 6,045,913
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$845,873,246%
Total number of portfolio holdings	$106%
Total advisory fees paid (net)	$6,045,913%
Portfolio turnover rate	$3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.3%
Huntington Bancshares, Inc.	2.7%
Citizens Financial Group, Inc.	2.6%
Regions Financial Corp.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Fifth Third Bancorp	2.5%
JPMorgan Chase & Co.	2.4%
U.S. Bancorp	2.4%
KeyCorp	2.2%
Zions Bancorp NA	2.1%

Industry Composition
Banks	99.4%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
M&T Bank Corp.	3.3%
Huntington Bancshares, Inc.	2.7%
Citizens Financial Group, Inc.	2.6%
Regions Financial Corp.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Fifth Third Bancorp	2.5%
JPMorgan Chase & Co.	2.4%
U.S. Bancorp	2.4%
KeyCorp	2.2%
Zions Bancorp NA	2.1%

C000178764 [Member]
Shareholder Report [Line Items]
Fund Name	Regional Bank Fund
Class Name	Class R6
Trading Symbol	JRGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class R6/JRGRX)	$108	0.85%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Regional Bank Fund (Class R6/JRGRX) returned 54.21% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and a resilient U.S. economy. AI optimism fueled gains in stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher. In this environment, the top performing sectors included technology, telecommunication services and financials.
TOP PERFORMANCE CONTRIBUTORS
Regional banks | Regional banks continued to exhibit solid profitability with healthy capital and liquidity levels, while maintaining low credit levels. This sub-industry was the strongest contributor to fund performance with its holdings in M&T Bank Corp., Citizens Financial Group, Inc. and Huntington Bancshares, Inc.
Diversified banks | Another sub-industry that contributed to performance was diversified banks, which benefited from the same tailwinds that supported regional bank performance. The larger diversified banks that made the most substantial contributions to performance included Fifth Third Bancorp, JPMorgan Chase & Co., and KeyCorp.
TOP PERFORMANCE DETRACTORS
Specific holdings | While regional bank holdings within the fund largely outperformed, a few individual securities finished with losses, including Flagstar Financial, Riverview Bancorp, Inc. and California BanCorp.
Sub-industry | The total contribution of diversified banks to the fund’s performance lagged relative to regional banks although each of the fund’s holdings within this sub-industry provided positive returns.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class R6/JRGRX)	54.21%	7.04%	8.72%
S&P 500 Index	38.02%	15.27%	13.00%
S&P Regional Banks Select Industry Index	53.97%	5.19%	6.82%
S&P Composite 1500 Banks Index	62.87%	8.18%	9.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 845,873,246
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 6,045,913
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$845,873,246%
Total number of portfolio holdings	$106%
Total advisory fees paid (net)	$6,045,913%
Portfolio turnover rate	$3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.3%
Huntington Bancshares, Inc.	2.7%
Citizens Financial Group, Inc.	2.6%
Regions Financial Corp.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Fifth Third Bancorp	2.5%
JPMorgan Chase & Co.	2.4%
U.S. Bancorp	2.4%
KeyCorp	2.2%
Zions Bancorp NA	2.1%

Industry Composition
Banks	99.4%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
M&T Bank Corp.	3.3%
Huntington Bancshares, Inc.	2.7%
Citizens Financial Group, Inc.	2.6%
Regions Financial Corp.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Fifth Third Bancorp	2.5%
JPMorgan Chase & Co.	2.4%
U.S. Bancorp	2.4%
KeyCorp	2.2%
Zions Bancorp NA	2.1%